Note 16 - Commitments and Contingencies (Details) - Future Minimum Lease Payments (USD $)	Sep. 30, 2013
Note 16 - Commitments and Contingencies (Details) - Future Minimum Lease Payments [Line Items]
2014	$ 28,250
2015	0
2016	0
Thereafter	0
28,250
Gross Payments [Member]
Note 16 - Commitments and Contingencies (Details) - Future Minimum Lease Payments [Line Items]
2014	1,749,360
2015	1,728,190
2016	1,533,440
2017	1,323,580
Thereafter	2,118,310
8,452,880
Net of Sublease Income [Member]
Note 16 - Commitments and Contingencies (Details) - Future Minimum Lease Payments [Line Items]
2014	1,721,110
2015	1,728,190
2016	1,533,440
2017	1,323,580
Thereafter	2,118,310
$ 8,424,630